Expenses by nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The Group presents the statement of income under the function of expense method. Under this method, expenses are classified according to their function as part of the line items “cost of goods sold and direct agricultural selling expenses”, “general and administrative expenses” and “selling expenses”.

The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2020:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,348	4,466	7,452	—	26,341	40,607	25,519	5,206	71,332
Raw materials and consumables	448	3,072	14,486	—	8,743	26,749	—	—	26,749
Depreciation and amortization	2,929	2,016	2,812	—	93,211	100,968	12,490	985	114,443
Depreciation of right of use assets	—	19	461	—	6,208	6,688	3,557	24	10,269
Fuel, lubricants and others	131	68	2,030	—	16,543	18,772	428	187	19,387
Maintenance and repairs	639	1,492	1,141	—	12,581	15,853	954	476	17,283
Freights	172	4,617	1,708	—	649	7,146	—	33,111	40,257
Export taxes / selling taxes	—	—	—	—	—	—	—	35,966	35,966
Export expenses	—	—	—	—	—	—	—	8,801	8,801
Contractors and services	1,358	116	54	—	5,086	6,614	—	—	6,614
Energy transmission	—	—	—	—	—	—	—	2,231	2,231
Energy power	803	1,015	1,879	—	764	4,461	137	114	4,712
Professional fees	32	35	103	—	447	617	6,261	1,060	7,938
Other taxes	20	76	97	—	2,312	2,505	376	21	2,902
Contingencies	—	—	—	—	—	—	703	—	703
Lease expense and similar arrangements	111	182	137	—	—	430	283	226	939
Third parties raw materials	3,257	6,578	42,051	—	13,547	65,433	—	—	65,433
Tax recoveries	—	—	—	—	(1,087)	(1,087)	—	—	(1,087)
Others	524	1,219	1,975	—	1,613	5,331	2,720	6,650	14,701
Subtotal	12,772	24,971	76,386	—	186,958	301,087	53,428	95,058	449,573
Own agricultural produce consumed	31,302	54,536	26,547	—	98,669	211,054	—	—	211,054
Total	44,074	79,507	102,933	—	285,627	512,141	53,428	95,058	660,627

Expenses by nature for the year ended December 31, 2019:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	1,880	4,738	4,412	—	39,768	50,798	27,492	6,211	84,501
Raw materials and consumables	314	6,527	10,151	—	15,683	32,675	—	—	32,675
Depreciation and amortization	2,581	1,897	2,140	—	122,025	128,643	11,212	868	140,723
Depreciation of right of use assets	—	116	344	—	6,794	7,254	2,007	5	9,266
Fuel, lubricants and others	228	83	1,381	—	25,430	27,122	593	225	27,940
Maintenance and repairs	290	1,120	985	—	19,694	22,089	1,755	534	24,378
Freights	146	2,405	1,959	—	784	5,294	—	23,130	28,424
Export taxes / selling taxes	—	—	—	—	—	—	—	52,312	52,312
Export expenses	—	—	—	—	—	—	—	5,552	5,552
Contractors and services	1,051	138	40	—	9,381	10,610	—	—	10,610
Energy transmission	—	—	—	—	—	—	88	3,057	3,145
Energy power	725	1,298	1,659	—	1,181	4,863	145	145	5,153
Professional fees	20	65	127	—	175	387	8,065	1,047	9,499
Other taxes	1	74	81	—	1,241	1,397	1,089	28	2,514
Contingencies	—	—	—	—	—	—	459	—	459
Lease expense and similar arrangements	83	171	78	—	—	332	831	125	1,288
Third parties raw materials	7,136	5,629	18,131	—	11,243	42,139	—	—	42,139
Tax recoveries	—	—	—	—	(396)	(396)	—	—	(396)
Others	431	695	681	—	2,324	4,131	3,466	13,733	21,330
Subtotal	14,886	24,956	42,169	—	255,327	337,338	57,202	106,972	501,512
Own agricultural produce consumed	19,066	41,430	26,682	—	99,637	186,815	—	—	186,815
Total	33,952	66,386	68,851	—	354,964	524,153	57,202	106,972	688,327

Expenses by nature for the year ended December 31, 2018:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	—	5,055	115	36	46,106	51,312	29,245	5,908	86,465
Raw materials and consumables	733	4,391	282	—	10,122	15,528	—	—	15,528
Depreciation and amortization	—	1,764	118	—	115,253	117,135	9,667	767	127,569
Fuel, lubricants and others	—	117	—	—	26,267	26,384	614	192	27,190
Maintenance and repairs	—	1,452	30	—	19,715	21,197	1,573	365	23,135
Freights	47	2,519	436	—	685	3,687	—	24,700	28,387
Export taxes / selling taxes	—	—	—	—	—	—	—	42,074	42,074
Export expenses	—	—	—	—	—	—	—	2,774	2,774
Contractors and services	2,885	254	1,279	—	7,901	12,319	—	—	12,319
Energy transmission	—	—	—	—	—	—	—	2,689	2,689
Energy power	—	1,239	138	—	1,340	2,717	145	57	2,919
Professional fees	—	52	—	—	484	536	7,781	556	8,873
Other taxes	—	71	—	—	1,841	1,912	1,309	10	3,231
Contingencies	—	—	—	—	—	—	1,345	—	1,345
Lease expense and similar arrangements	—	276	3	—	—	279	1,077	53	1,409
Third parties raw materials	—	2,913	—	—	13,154	16,067	—	—	16,067
Others	3	1,697	223	—	5,067	6,990	3,324	10,070	20,384
Subtotal	3,668	21,800	2,624	36	247,935	276,063	56,080	90,215	422,358
Own agricultural produce consumed	14,262	39,800	4,922	—	101,560	160,544	—	—	160,544
Total	17,930	61,600	7,546	36	349,495	436,607	56,080	90,215	582,902